CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Total	Additional Paid-In Capital	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Ordinary Shares
Balance, shares at Sep. 30, 2020					107,005,276
Balance, amount at Sep. 30, 2020	$ (346,426)	$ 30,408,663	$ 119,751	$ (30,885,541)	$ 10,701
Stock issued for cash, Shares					2,539,995
Stock issued for cash, Amount	248,800	248,546	0	0	$ 254
Foreign currency translation adjustment	(1,704)	0	(1,704)	0	0
Net loss for the year	(107,436)	0	0	(107,436)	$ 0
Balance, shares at Sep. 30, 2021					109,545,271
Balance, amount at Sep. 30, 2021	(206,766)	30,657,209	118,047	(30,992,977)	$ 10,955
Stock issued for cash, Amount	0	0	0	0	0
Foreign currency translation adjustment	2	0	2	0	0
Net loss for the year	(147,686)	0	0	(147,686)	$ 0
Balance, shares at Sep. 30, 2022					109,545,271
Balance, amount at Sep. 30, 2022	(354,450)	30,657,209	118,049	(31,140,663)	$ 10,955
Stock issued for cash, Shares					999,734
Stock issued for cash, Amount	284,920	284,820	0	0	$ 100
Foreign currency translation adjustment	0	118,049	(118,049)	0	$ 0
Net loss for the year	(306,340)			(306,340)
Balance, shares at Sep. 30, 2023					110,545,005
Balance, amount at Sep. 30, 2023	$ (375,870)	$ 31,060,078	$ 0	$ (31,447,003)	$ 11,055